Pensions and post-retirement benefits (Narrative) (Details) - GBP (£) £ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)	£ 1,760.0			£ 1,760.0	£ 1,453.0
Past service cost				0.0	(134.0)	£ 3.0
Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Debt securities issued				2,588.0	9,174.0	6,503.0
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	30,333.0			30,333.0	28,269.0	30,268.0
Past service cost				0.0	(134.0)
Benefits paid				1,459.0	2,205.0
Defined benefit obligations [member] | Overseas [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	759.0			759.0	757.0
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	32,093.0			32,093.0	29,722.0	30,922.0
Benefits paid				1,459.0	2,205.0
Fair value of plan assets [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Bonds issued	0.0			0.0	0.0
Fair value of plan assets [member] | Ordinary shares [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0			£ 0.0	0.0
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The UKRF is the Barclays Group’s main scheme, representing 97% of the Barclays Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections
Description of regulatory framework in which plan operates				The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Barclays Group. The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active staff, deferred and pensioner members who apply for the role.
Net surplus/(deficit)	£ 2,058.0			£ 2,058.0	1,735.0
Benefits paid				1,410.0	2,167.0
Transfers out of the fund and contribution refunds				£ 580.0	1,420.0
Percentage of funding deficit secured by collateral pool	100.00%			100.00%
Maximum funding deficit secured by collateral pool	£ 9,000.0			£ 9,000.0
Estimate of contributions expected to be paid to plan for next annual reporting period				£ 743.0	725.0
Scheme as a percentage of total retirement benefit obligations	97.00%			97.00%
Defined benefit contributions paid				£ 1,231.0	741.0	1,124.0
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period				33.0	34.0
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2018 valuation [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)								£ (2,300.0)
Funding level percentage								94.00%
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)									£ (4,000.0)
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)		£ (2,300.0)					£ (4.0)
Funding level percentage		94.00%
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Heron Issuer Limited [member] | The Senior Notes [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued	£ 500.0			£ 500.0
Maturity Date				2024
Debt securities issued				£ 600.0
United Kingdom Retirement Fund (UKRF) [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member] | Heron Issuer Limited [member] | The Junior Notes [member]
Disclosure of net defined benefit liability (asset) [line items]
Notes issued	£ 100.0			£ 100.0
United Kingdom Retirement Fund (UKRF) [member] | Max [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%			100.00%
United Kingdom Retirement Fund (UKRF) [member] | 2019 [member] | Deficit reduction contributions 30 September 2016 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions	£ 0.0	£ 250.0	£ 250.0
United Kingdom Retirement Fund (UKRF) [member] | 2019 [member] | Deficit reduction contributions 30 September 2019 valuation [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Deficit reduction contributions	500.0	£ 0.0	£ 0.0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF				17 years
Description of asset-liability matching strategies used by plan or entity to manage risk				A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified. The UKRF also employs derivative instruments, where appropriate, to achieve a desired exposure or return, or to match assets more closely to liabilities. The value of assets shown reflects the assets held by the scheme, with any derivative holdings reflected on a fair value basis.
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 29,304.0			£ 29,304.0	27,301.0	29,160.0
Past service cost				0.0	(140.0)
Benefits paid				£ 1,410.0	2,167.0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2020 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	5.00%			5.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2021 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	2.50%			2.50%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | from 2022 onwards [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	0.00%			0.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Private equity investment scheme assets	£ 0.0			£ 0.0	0.0
Percentage of fair value of scheme assets invested in liability driven investment strategies	44.00%			44.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	£ 31,362.0			£ 31,362.0	29,036.0	£ 30,112.0
Benefits paid				£ 1,410.0	2,167.0
Afterwork [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). An increase of up to 2% a year may also be added at Barclays’ discretion. The costs of ill-health retirements and death in service benefits for Afterwork members are borne by the UKRF.
Description of risks to which plan exposes entity				The main risks that Barclays runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
1964 Pension Scheme [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan (PIP), a historic defined contribution section which is now closed to future contributions.
Description of risks to which plan exposes entity				The risks that Barclays runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
BPSP [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012, BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Description of regulatory framework in which plan operates				The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
BPSP [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period				£ 185.0	168.0
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan				Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-retirement healthcare plans globally, the largest of which are the US defined benefit schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Description of regulatory framework in which plan operates				Similar principles of pension governance apply to the Barclays Group’s other pension schemes, depending on local legislation.
Other [member] | Defined benefit obligations [member] | Post-employment medical defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 202.0			£ 202.0	204.0
Section 75 contributions [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid				£ 0.0	£ 153.0